Share Capital and Warrants - Additional Information (Details) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 19, 2025 $ / shares	Mar. 19, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CAD ($) $ / shares shares
Share Capital And Warrants [Line Items]
Share repurchases | $				$ 13.2		$ 1.5
Share repurchases, shares				5.0		0.5
Shares repurchased weighted average price per common share | (per share)			$ 1.84	$ 2.61	$ 2.04	$ 2.78
Decrease in accumulated deficit | $				$ (31.7)		$ (3.8)
Subsequent events
Share Capital And Warrants [Line Items]
Share repurchases | $		$ 15.0
Share repurchases, shares		5.8
Shares repurchased weighted average price per common share | (per share)	$ 1.79	$ 2.57
Lightbox
Share Capital And Warrants [Line Items]
Number of shares issued				1.1
Acquiring rights of franchise store
Share Capital And Warrants [Line Items]
Number of shares issued				0.1